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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Triple Frond Partners LLC
Address:  1301 Second Avenue, Suite 2850
          Seattle, WA  98101

Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Charles F. Pollnow IV
Title:    Manager of Triple Frond Partners LLC
Phone:    206-332-1215

Signature, Place, and Date of Signing:


/s/ Charles F. Pollnow IV                 Seattle, WA         January 18, 2013
------------------------------------   -----------------   ---------------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager: None.

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ------------------------------
1     28-13332               Hawk Hill Capital Partners, LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------
Form 13F Information Table Entry Total:            9
                                         -----------
Form 13F Information Table Value Total:      354,244
                                         -----------
                                         (thousands)

                                        2-

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                           FORM 13F INFORMATION TABLE

                              TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
---------------------------- ---------- ----------- -------- --------- --- ---- ---------- -------- --------- -------- ------
CARNIVAL CORPORATION         PAIRED CTF 143658 30 0   36,455   991,435 SH          SOLE       1       991,435
COCA COLA ENTERPRISES INC       COM     19122T 10 9   33,375 1,051,849 SH          SOLE       1     1,051,849
CRH P L C                       ADR     12626K 20 3   11,461   563,456 SH          SOLE       1       563,456
HCC INS HLDGS INC               COM     404132 10 2   50,028 1,344,469 SH          SOLE       1     1,344,469
PROGRESSIVE CORP OHIO           COM     743315 10 3   39,111 1,853,587 SH          SOLE       1     1,853,587
RENAISSANCERE HOLDING LTD       COM     G7496G 10 3   34,543   425,089 SH          SOLE       1       425,089
RYANAIR HOLDINGS PLC          SPON ADR  783513 10 4   27,733   809,000 SH          SOLE       1       809,000
SCHWAB CHARLES CORP             COM     808513 10 5   42,752 2,977,160 SH          SOLE       1     2,977,160
TIME WARNER CABLE INC           COM     88732J 20 7   78,786   810,635 SH          SOLE       1       810,635
                                                     354,244
                                                    --------